Revenue Recognition and Related Party Revenue Related Party Receivable (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total	$ 6,935,000	$ 6,102,000
Subsidiaries
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent	75.00%	75.00%
REIT II
Related Party Transaction [Line Items]
Contract receivables	$ 1,513,000	$ 1,520,000
Total	1,549,000	1,592,000
REIT II | Advisory
Related Party Transaction [Line Items]
Contract receivables	299,000	256,000
REIT II | Property Management and Services Revenue
Related Party Transaction [Line Items]
Contract receivables	1,214,000	1,264,000
REIT II | Non-Contractual Receivable
Related Party Transaction [Line Items]
Other	36,000	72,000
Other Parties
Related Party Transaction [Line Items]
Contract receivables	483,000	179,000
Total	5,386,000	4,510,000
Other Parties | Advisory
Related Party Transaction [Line Items]
Contract receivables	97,000	51,000
Other Parties | Property Management and Services Revenue
Related Party Transaction [Line Items]
Contract receivables	386,000	128,000
Other Parties | Non-Contractual Receivable
Related Party Transaction [Line Items]
Other	4,903,000	4,331,000
REIT III
Related Party Transaction [Line Items]
Organization and offering costs incurred on behalf of affiliate	$ 2,000,000	$ 2,000,000
REIT III | Contingent Advisor Payment
Related Party Transaction [Line Items]
Contingent advisory revenue, rate	2.15%	2.15%